Stockholders Deficit (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Warrant Shares
Number of warrants Beginning balance	27,405,475	100,574
Number of warrants Granted	$ 5,500,000	$ 27,304,901	$ 100,574
Number of warrants Exercised	$ (13,424,241)	$ 0	$ 0
Number of warrants Outstsnding Ending	68,981,234	27,405,475	100,574
Number of warrants exercisable Ending	68,981,234	27,405,475
Exercise price range per share, Granted	$ 0.05	$ 0.0045
Weighted Average Exercise Price
Weighted Average Exercise Price Beginning Balance	0.013132	1.1185
Weighted Average Exercise Price, Granted	0.05	0.0045	$ 1.1185
Weighted Average Exercise Price Outstanding Ending Balacce	0.042114	0.011676	1.1185
Weighted Average Exercise Price Exercisable Ending Balacce	0.042114	0.011676
Maximum [Member]
Number of Warrant Shares
Exercise price range per share, Granted			2.90
Weighted Average Exercise Price
Exercise Price Range Per Share, Beginning balance	2.90	2.90
Exercise Price Range Per Share Outstanding Ending	2.90	2.90	2.90
Exercise Price Range Per Share Exercisable Ending balance	2.90	2.90
Minimum [Member]
Number of Warrant Shares
Exercise price range per share, Granted			0.75
Weighted Average Exercise Price
Exercise Price Range Per Share, Beginning balance	0.0045	0.75
Exercise Price Range Per Share Outstanding Ending	0.0045	0.0045	$ 0.75
Exercise Price Range Per Share Exercisable Ending balance	$ 0.0045	$ 0.0045